BUSINESS ACQUISITION - Purchase consideration (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 27, 2025	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
BUSINESS ACQUISITION
Goodwill			$ 45,545	$ 155	$ 157
Epic
BUSINESS ACQUISITION
Net assets acquired	$ 973
Goodwill	45,545
Purchase consideration	95,518	$ 95,518
Amortization period (in years)			8 years 4 months 24 days
Epic | Tradename
BUSINESS ACQUISITION
Non-amortizable intangible assets	16,000
Epic | User base
BUSINESS ACQUISITION
Amortizable intangible assets	13,000
Epic | Copyright
BUSINESS ACQUISITION
Amortizable intangible assets	$ 20,000